Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,795,222	$ 7,318,186
Less: accumulated depreciation	(1,892,273)	(1,484,268)
Property and equipment, net	5,902,949	5,833,918
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	414,230	380,055
Office equipment, fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,997,452	2,033,617
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	184,308	189,325
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,580,571	4,715,189
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 618,661